Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 900	¥ 1,139	¥ 1,712
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	900	387	1,687
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Recorded investment	4
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	6	36	22
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 890	351	1,665
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment		752	25
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Recorded investment		¥ 752	¥ 25